CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 99,187	$ 71,451	$ 52,521
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	8,508	7,051	6,224
Amortization of prepaid land leases	197	245	158
Amortization of intangible assets	4,454	5,413	2,848
Allowance for doubtful accounts	17,418	10,545	6,342
(Gain) loss on disposal of property, plant and equipment	598	(132)	(97)
Impairment loss on share of a cost investment	0	325	0
Goodwill impairment charge	1,855	0	0
Share of net (income) losses of equity investees	2,910	2,692	(297)
Dividends received from a cost investee	(249)	0	(834)
Gain on disposal of investment in an equity investee	(80)	0	0
Gain on disposal of a subsidiary	0	0	(6)
Share-based compensation expenses	2,492	2,986	1,599
Deferred income tax (benefit) expenses	4,846	(5,427)	(1,956)
Acquisition-related consideration adjustments	(166)	8,920	1,163
Accretion of convertible bond discount	192	0	0
Fair value adjustments of a bifurcated derivative	35	0	0
Changes in operating assets and liabilities:
Accounts receivable	(7,675)	(88,593)	(33,423)
Costs and estimated earnings in excess of billings	10,527	(38,810)	(19,956)
Inventories	560	(806)	(6,673)
Advances to suppliers	(3,690)	(2,959)	2,054
Other receivables	(1,928)	697	(3,433)
Deposits and other assets	(13,375)	(5,142)	(4,857)
Due from related parties	(15,205)	2,776	(11,673)
Accounts payable	(25,836)	24,161	22,435
Deferred revenue	7,556	63,348	4,140
Accruals and other payable	6,897	7,979	11,040
Cash dividends received from equity investees	0	2,408	0
Due to related parties	(2,301)	1,899	58
Income tax payable	(6,153)	6,762	54
Other tax payables	(7,622)	5,489	3,246
Net cash provided by operating activities	83,952	83,278	30,677
Cash flows from investing activities:
Time deposits placed with banks	(33,416)	(18,881)	(19,592)
Purchases of property, plant and equipment	(4,553)	(8,359)	(9,088)
Proceeds from disposal of investment in an equity investee	80	0	0
Maturity of time deposits	11,551	11,588	28,069
Proceeds from disposal of property, plant and equipment	794	866	334
Cash contributions to an equity investee	0	(3,904)	0
Cash contributions to a cost investee	0	(1,030)	0
Acquisition of a subsidiary, net of cash acquired	(14,600)	(5,510)	(11,937)
Dividends received from a cost investee	249	0	0
Proceeds from disposal of a subsidiary	0	0	113
Net cash used in investing activities	(39,895)	(25,230)	(12,101)
Cash flows from financing activities:
Proceeds from short-term bank loans	25,074	14,583	7,499
Repayments of short-term bank loans	(12,631)	(13,826)	(4,555)
Proceeds from long-term bank loans	0	108	611
Repayments of long-term bank loans	(8,813)	(9,192)	(8,237)
Proceeds from convertible bond	20,000	0	0
Convertible bond issuance cost	(349)	0	0
Proceeds from exercise of options	1,280	0	967
Payment of dividends	(23,300)	0	0
Net cash (used in) provided by financing activities	1,261	(8,327)	(3,715)
Effect of foreign exchange rate changes	357	209	1,035
Net increase in cash and cash equivalents	45,675	49,930	15,896
Cash and cash equivalents, beginning of year	162,159	112,229	96,333
Cash and cash equivalents, end of year	207,834	162,159	112,229
Supplementary disclosures of cash flow information:
Interest	1,855	1,842	2,087
Income tax	26,183	17,613	10,024
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	484	1,989	6,764
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Bond	$ 15,231	$ 0	$ 16,910